THE ADVISORS' INNER CIRCLE FUND

                    ICM SMALL COMPANY PORTFOLIO (THE "FUND")

    SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS, PROSPECTUS AND
                STATEMENT OF ADDITIONAL INFORMATION (THE "SAI")
                            DATED DECEMBER 18, 2014

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
 THE SUMMARY PROSPECTUS, PROSPECTUS AND SAI, AND SHOULD BE READ IN CONJUNCTION
                WITH THE SUMMARY PROSPECTUS, PROSPECTUS AND SAI.


On December 31, 2014, Simeon F. Wooten III, CFA and Robert F. Jacapraro, CFA will cease serving as portfolio managers of the Fund. Accordingly, effective December 31, 2014, all references to Messrs. Wooten and Jacapraro in the Summary Prospectus, Prospectus and SAI are deleted.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 ICM-SK-006-0100